Document and Entity Information	5 Months Ended
Sep. 30, 2020
Document And Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	QuantumScape Corp
AmendmentDescription	AMENDMENT NO. 1
Entity Central Index Key	0001811414
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0796578
Entity Address, Address Line One	1400 Old Country Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address Postal Zip Code	11590
City Area Code	703
Local Phone Number	674-6514